Ordinary dividends	12 Months Ended
Dec. 31, 2021
Disclosure of Dividends [abstract]
Ordinary dividends
8. Ordinary dividends
Amounts recognised as distributions to equity holders in the year:

	2021		2020		2019		2021	2020	2019
Per share	Pence per share						£m	£m	£m
2020 Final dividend	14.00	p	—		37.30	p	167.7	—	466.4
2021 Interim dividend	12.50	p	10.00	p	22.70	p	147.0	122.0	284.1
	26.50	p	10.00	p	60.00	p	314.7	122.0	750.5
Proposed final dividend for the year ended 31 December 2021:

	2021		2020		2019
Per share	Pence per share
Final dividend	18.70	p	14.00	p	—
The payment of dividends will not have any tax consequences for the Group.
Final dividends are paid in the subsequent year to which they relate. The 2019 final dividend which was due to be paid in 2020 was cancelled to protect liquidity in light of the threat from Covid-19 at that time.